Discontinued Operations - Schedule of Company’s Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Accounts receivable				$ 1,623,936
Current assets of discontinued operations				1,623,936
Current liabilities:
Accounts payable and accrued liabilities	505,782		505,782	1,227,529
Current liabilities of discontinued operations	505,782		505,782	1,447,491
Revenue		$ 5,589,478	7,558,530	24,845,606
Operating expenses:
Cost of revenues		3,028,721	4,132,178	19,626,083
Salaries and wages		449,478	1,136,044	4,099,153
General and administrative		236,290	505,578	1,974,718
Total operating expenses		3,714,489	5,773,800	25,800,526
Income from operations		1,874,989	1,784,730	(954,920)
Other income (expenses):
Other income		1,500	1,500
Total other income (expense)		1,500	7,952,273	(1,435,315)
Pre-tax income (loss) from discontinued operations		1,876,489	9,737,003	(2,390,235)
Provision for income taxes
Net income (loss) from discontinued operations, net of tax		$ 1,876,489	$ 9,737,003	$ (2,390,235)